CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,639)	$ (685)	$ (2,680)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	4,875	351	1,465
Amortization of intangible lease assets	1,217	21	159
Amortization of deferred costs	530	30	195
Amortization of above-market lease asset	56
Loss on held for sale porperties	452		815
Share based compensation	792	2	182
Changes in assets and liabilities:
Prepaid expenses and other assets	(1,087)	(48)	(314)
Accounts payable and accrued expenses	142	(115)	374
Deferred rent	79	687	724
Net cash provided by operating activities	3,417	243	920
Cash flows from investing activities:
Investments in real estate	(92,498)		(17,528)
Proceeds from sale of property held for sale	553
Net cash used in investing activities	(91,945)		(17,528)
Cash flows from financing activities:
Proceeds from mortgage notes payable	5,500		16,410
Proceeds from senior secured revolving credit facility	48,793		2,066
Payments on senior secured revolving credit facility	(110)		(11,159)
Proceeds from issuances of preferred shares	9,000
Proceeds from issuances of common stock	34,935	5,237	21,766
Payments of offering costs and fees related to stock issuances	(672)	(3,912)	(5,346)
Payments of deferred financing costs	(1,949)	(1,016)	(2,464)
Advance from affiliate bridge loan	796
Payment of affiliate bridge loan	(796)
Proceeds from affiliates	(164)	278
Premium payment on interest rate cap	(13)
Distributions to non-controlling interest holders	(376)		(68)
Distributions paid	(5,785)		(1,449)
Net cash provided by financing activities	89,159	587	19,756
Net change in cash and cash equivalents	631	830	3,148
Cash and cash equivalents, beginning of period	3,148
Cash and cash equivalents, end of period	3,779	830	3,148
Supplemental Disclosures:
Cash paid for interest	2,301		590
Cash paid for income taxes	64
Non-cash investing and financing activities:
OP units issued to acquire real estate investments	6,352
Initial proceeds from senior secured revolving credit facility used to pay down mortgages assumed in Formation Transactions			51,500
Mortgage note payable contributed in Formation Transactions			$ 13,850